Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635